Cover	Nov. 27, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2019
Entity File Number	1-38300
Entity Registrant Name	CANNAE HOLDINGS, INC.
Entity Central Index Key	0001704720
Entity Tax Identification Number	82-1273460
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
City Area Code	702
Local Phone Number	323-7330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Cannae Common Stock, $0.0001 par value
Trading Symbol	CNNE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false